SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of assumptions used to estimate fair values of share options granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

		April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US	$0.03	US	$0.04	US	$0.05

Summary of option activity

A summary of option activity during the year ended September 30, 2021 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2020	41,750,000	2	6.10
Granted	—	—	—
Exercised	—	—	—
Forfeited	(7,550,000)	2	6.10
Outstanding, as of September 30, 2021	34,200,000	2	4.96
Vested or expected to vest as of September 30, 2021	34,200,000	2	4.96

Summary of total compensation expenses

For the years ended September 30, 2019, 2020 and 2021, the total compensation expenses were comprised of the following:

	For the years ended September 30,
	2019	2020	2021
Selling and marketing expenses	—	83	7
General and administrative expenses	8,173	15,596	15,991
Research and development expenses	—	366	(192)
	8,173	16,045	15,806